================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2016

SUNAMERICA
Government Money Market Fund

[LOGO]

                        TABLE OF CONTENTS


            SHAREHOLDERS' LETTER...............................  2
            EXPENSE EXAMPLE....................................  4
            STATEMENT OF ASSETS AND LIABILITIES................  6
            STATEMENT OF OPERATIONS............................  7
            STATEMENT OF CHANGES IN NET ASSETS.................  8
            FINANCIAL HIGHLIGHTS...............................  9
            PORTFOLIO OF INVESTMENTS........................... 10
            NOTES TO FINANCIAL STATEMENTS...................... 12
            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT.......................................... 18

        JUNE 30, 2016                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual shareholder report for the SunAmerica Government Money Market Fund (the "Fund") for the six months ended June 30, 2016.

Effective April 29, 2016, the Fund, formerly the SunAmerica Money Market Fund, converted from a prime money market fund to a government money market fund and changed its name accordingly to the SunAmerica Government Money Market Fund. To qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. Thus, during the first months of the semi-annual period, the Fund gradually was repositioned, allocating a larger percentage of its assets to U.S. government securities before reaching its new allocation on April 29, 2016. As a government money market fund, the Fund seeks to maintain a stable $1.00 net asset value per share and is not subject to liquidity fees and/or redemption gates.

The six month period ended June 30, 2016 was one wherein money market yields remained low throughout, as the Federal Reserve (the "Fed"), after making its initial interest rate hike since 2006 in December 2015, kept interest rates steady. Following the June 23, 2016 Brexit vote, or the U.K. referendum on membership in the European Union, which ended in a surprise "leave" decision, expectations for further Fed rate hikes reduced sharply.

Throughout the semi-annual period, the policy statements, economic projections and press conferences of the Fed were the focus of the money markets. In March 2016, the Fed appeared surprisingly dovish as it indicated an even slower tightening path, paring back its forecasts for interest rate increases in 2016 from the four projected in December 2015 to two. The Fed cited global uncertainties and mentioned that inflation remained lower than it would like (Dovish language tends to suggest lower interest rates). In April 2016, the Fed left rates on hold as expected, citing a slowdown in U.S. economic growth. In May 2016, the Fed signaled an increasing probability of a June 2016 interest rate hike, and short-term yields increased as a result. As oil prices rose, there were signs that inflation may have been picking up, supporting the more hawkish rhetoric from the Fed (Hawkish language tends to suggest higher interest rates; opposite of dovish). In June 2016, Britain's decision to leave the European Union led to a spike in global financial market volatility and a shift toward assets widely considered to be less risky. The Fed reverted to its more dovish stance, reducing its long-term forecasts for growth and policy rates, citing mixed U.S. economic data and uncertainty about global economic and financial developments. Consequently, U.S. rate hike expectations were pushed out to 2018.

Despite increasing concerns about the growth outlook, U.S. economic releases actually held up relatively well during the semi-annual period. During the first calendar quarter of 2016, the labor market showed resilience, as evidenced by consistently low jobless claims and solid job growth. The manufacturing sector showed signs of stabilizing, and the housing market posted healthy price gains. However, activity in the services sector slowed, and consumers reduced spending, turning cautious amid equity market turbulence and weaker global conditions. Low oil prices dampened headline inflation, while non-food and non-energy prices creeped higher. In April 2016, payroll data beat expectations and jobless claims hit a new record low, suggesting continued improvement in the labor market. On the other hand, the U.S. economy expanded just 0.5% in the first quarter, below expectations, driven by a deceleration in consumer spending and weaker business investments. In May 2016, employment data disappointed, with nonfarm payroll numbers coming in below expectations and jobless claims rising. In June 2016, job growth declined sharply with the weakest payroll growth since 2010. Durable goods orders fell, led by a slump in military aircraft orders. Manufacturing activity, however, surprised to the upside, and retail sales beat expectations. Personal spending recorded its biggest advance in more than six years, as consumers stepped up purchases of automobiles.

        JUNE 30, 2016                                         SEMI-ANNUAL REPORT

With the targeted federal funds rate within a range of 0.25% to 0.50% throughout the semi-annual period, money market yields remained anchored near the same level with little difference in maturities. Indeed, the money market yield curve, or spectrum of maturities, flattened, as short-term rates rose slightly while longer-term rates declined. In turn, the semi-annual period did not provide many opportunities to add yield.

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2016.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2016 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Government Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and
(2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2016 and held until June 30, 2016.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2016" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2016 -- (UNAUDITED) (CONTINUED)

                                       ACTUAL                                           HYPOTHETICAL
                  ------------------------------------------------- -----------------------------------------------------
                                        ENDING                                          ENDING ACCOUNT
                                     ACCOUNT VALUE  EXPENSES PAID                         VALUE USING     EXPENSES PAID
                      BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                    ACCOUNT VALUE      RETURN AT   SIX MONTHS ENDED   ACCOUNT VALUE    ANNUAL RETURN AT  SIX MONTHS ENDED
                  AS JANUARY 1, 2016 JUNE 30, 2016  JUNE 30, 2016*  AS JANUARY 1, 2016   JUNE 30, 2016    JUNE 30, 2016*
                  ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Government Money
 Market Fund#+
   Class A.......     $1,000.00        $1,000.05        $1.84           $1,000.00          $1,023.02          $1.86
   Class I.......     $1,000.00        $1,000.05        $1.84           $1,000.00          $1,023.02          $1.86




                  ANNUALIZED
                   EXPENSE
                    RATIO*
                  ----------
Government Money
 Market Fund#+
   Class A.......    0.37%
   Class I.......    0.37%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016" and the "Annualized Expense Ratio" would have been higher.
+  See Note 1

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2016 -- (UNAUDITED)

                                                                                                GOVERNMENT
                                                                                               MONEY MARKET
                                                                                                  FUND+
                                                                                               ------------
ASSETS:
Investments at value* (unaffiliated).......................................................... $695,264,509
Repurchase agreements (cost approximates value)...............................................   44,434,000
                                                                                               ------------
  Total Investments........................................................................... $739,698,509
                                                                                               ------------
Cash..........................................................................................          523
Receivable for:
  Fund shares sold............................................................................      274,562
  Dividends and interest......................................................................      224,750
Prepaid expenses and other assets.............................................................       15,215
Due from investment adviser for expense reimbursements/fee waivers............................      276,104
Due from distributor for fee waivers..........................................................       87,162
                                                                                               ------------
  Total assets................................................................................  740,576,825
                                                                                               ------------
LIABILITIES:
Payable for:
  Fund shares redeemed........................................................................      386,084
  Investments purchased.......................................................................   27,987,095
  Investment advisory and management fees.....................................................      290,345
  Distribution and service maintenance fees...................................................       87,163
  Transfer agent fees and expenses............................................................      145,148
  Directors' fees and expenses................................................................          407
  Other accrued expenses......................................................................      126,782
Dividends payable.............................................................................       31,327
                                                                                               ------------
  Total liabilities...........................................................................   29,054,351
                                                                                               ------------
   Net Assets................................................................................. $711,522,474
                                                                                               ============
Common stock, $.001 par value (3.5 billion shares authorized)................................. $    711,453
Paid-in capital...............................................................................  710,816,608
                                                                                               ------------
                                                                                                711,528,061
Accumulated undistributed net investment income (loss)........................................      (26,197)
Accumulated undistributed realized gain (loss) on investment..................................       20,610
                                                                                               ------------
   Net assets................................................................................. $711,522,474
                                                                                               ============
CLASS A:
Net assets....................................................................................  699,661,781
Shares outstanding............................................................................  699,612,048
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge).................................. $       1.00
                                                                                               ============
CLASS I:
Net assets....................................................................................   11,860,693
Shares outstanding............................................................................   11,841,104
Net asset value and redemption price per share................................................ $       1.00
                                                                                               ============

*Amortized cost of investment securities (unaffiliated) ...................................... $695,264,509
                                                                                               ============

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30,2016 -- (UNAUDITED)

                                                                                         GOVERNMENT
                                                                                        MONEY MARKET
                                                                                           FUND+
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $ 1,499,894
                                                                                        -----------
   Total investment income.............................................................   1,499,894
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   1,914,590
Distribution and account maintenance fees
  Class A..............................................................................     579,082
Transfer agent fees and expenses
  Class A..............................................................................     889,497
  Class I..............................................................................      14,799
Registration fees
  Class A..............................................................................      66,152
  Class I..............................................................................       6,114
Custodian and accounting fees..........................................................      47,169
Reports to shareholders................................................................      78,334
Audit and tax fees.....................................................................      28,121
Legal fees.............................................................................      36,045
Directors' fees and expenses...........................................................      24,206
Other expenses.........................................................................       9,040
                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements...........................   3,693,149
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (2,232,591)
                                                                                        -----------
   Net expenses........................................................................   1,460,558
                                                                                        -----------
Net investment income (loss)...........................................................      39,336
                                                                                        -----------
Net realized gain (loss) on investments................................................      20,610
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    59,946
                                                                                        ===========

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            GOVERNMENT MONEY MARKET
                                                                                                     FUND+
                                                                                          ---------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED      FOR THE YEAR
                                                                                            JUNE 30,        ENDED
                                                                                              2016       DECEMBER 31,
                                                                                           (UNAUDITED)       2015
                                                                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $      39,336  $     72,785
  Net realized gain (loss) on investments................................................        20,610     1,145,974
                                                                                          -------------  ------------
Net increase (decrease) in net assets resulting from operations..........................        59,946     1,218,759
                                                                                          -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................       (38,709)      (71,367)
  Net investment income (Class I)........................................................          (627)       (1,418)
                                                                                          -------------  ------------
Total distributions to shareholders......................................................       (39,336)      (72,785)
                                                                                          -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (109,740,274)   83,893,269
                                                                                          -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (109,719,664)   85,039,243
                                                                                          -------------  ------------
NET ASSETS:
Beginning of period......................................................................   821,242,138   736,202,895
                                                                                          -------------  ------------
End of period*........................................................................... $ 711,522,474  $821,242,138
                                                                                          =============  ============
*Includes accumulated undistributed net investment income (loss)......................... $     (26,197) $    (26,197)
                                                                                          =============  ============

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                  GOVERNMENT MONEY MARKET FUND+
-
                NET                           NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET            ASSETS     RATIO OF     INVESTMENT
               VALUE      NET      FROM NET  VALUE            END OF     EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL   PERIOD    TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2) (000'S)  NET ASSETS(3) NET ASSETS(3)
------------ --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                             CLASS A
-
12/31/11       $1.00     $0.00      $(0.00)  $1.00    0.01%   $692,515     0.17%         0.01%
12/31/12        1.00      0.00       (0.00)   1.00    0.01     768,644     0.22          0.01
12/31/13        1.00      0.00       (0.00)   1.00    0.01     736,942     0.18          0.01
12/31/14        1.00      0.00       (0.00)   1.00    0.01     720,356     0.14          0.01
12/31/15        1.00      0.00       (0.00)   1.00    0.01(4)  807,427     0.17          0.01
06/30/16(5)     1.00      0.00       (0.00)   1.00    0.00     699,662     0.37(6)       0.01(6)
                                             CLASS I
-
12/31/11       $1.00     $0.00      $(0.00)  $1.00    0.01%   $ 15,625     0.18%         0.01%
12/31/12        1.00      0.00       (0.00)   1.00    0.01      15,765     0.22          0.01
12/31/13        1.00      0.00       (0.00)   1.00    0.01      13,360     0.18          0.01
12/31/14        1.00      0.00       (0.00)   1.00    0.01      15,847     0.14          0.01
12/31/15        1.00      0.00       (0.00)   1.00    0.01(4)   13,815     0.16          0.01
06/30/16(5)     1.00      0.00       (0.00)   1.00    0.00      11,861     0.37(6)       0.01(6)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/11 12/31/12 12/31/13 12/31/14 12/31/15 6/30/16(5)(6)
                     -------- -------- -------- -------- -------- -------------
Class A.............   0.76%    0.72%    0.75%    0.79%    0.78%      0.57%
Class I.............   0.60     0.62     0.68     0.69     0.71%      0.51%

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(5) Unaudited
(6) Annualized
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA GOVERNMENT MONEY MARKET FUND+
        PORTFOLIO PROFILE -- JUNE 30, 2016 -- (UNAUDITED)

            INDUSTRY ALLOCATION*
            U.S. Government Agencies . . . . . . . . . .....  82.1%
            U.S. Government Treasuries . . . . . . . . .....  15.6
            Repurchase Agreements . . . . . . . . . . . . ..   6.3
                                                             -----
                                                             104.0%
                                                             =====

            Weighted average days to maturity...............  25.0

                      CREDIT QUALITY ALLOCATION@#
                      A-1......................... 100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard & Poors.
#  Calculated as a percentage of total debt issues.
+  See Note 1

        SUNAMERICA GOVERNMENT MONEY MARKET FUND+
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2016 -- (UNAUDITED)

                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION          AMOUNT     (NOTE 2)
            SHORT-TERM INVESTMENT SECURITIES -- 97.7%
            U.S. GOVERNMENT AGENCIES -- 82.1%
              Federal Farm Credit Bank FRS
               0.40% due 07/27/2016......... $21,555,000 $21,555,155
               0.43% due 10/19/2016.........  15,100,000  15,099,802
               0.44% due 11/09/2016.........  15,000,000  14,999,463
               0.45% due 02/21/2017.........  14,000,000  13,994,820
               0.46% due 09/19/2016.........  15,400,000  15,397,280
               0.46% due 09/19/2016.........  14,500,000  14,500,333
               0.46% due 10/20/2016.........  21,350,000  21,350,193
               0.47% due 12/19/2016.........   1,735,000   1,734,969
               0.48% due 03/27/2017.........   5,500,000   5,498,638
               0.50% due 01/03/2017.........   3,575,000   3,574,280
               0.50% due 02/13/2017.........   7,650,000   7,647,897
               0.50% due 02/16/2017.........  16,000,000  16,001,024
               0.51% due 05/24/2017.........  12,000,000  12,000,000
               0.52% due 03/29/2017.........  25,300,000  25,290,368
              Federal Home Loan Bank
               0.25% due 08/05/2016.........  14,600,000  14,594,961
               0.25% due 08/12/2016.........  14,700,000  14,694,512
               0.17% due 07/06/2016.........   2,000,000   1,999,906
               0.17% due 07/07/2016.........  21,000,000  20,999,160
               0.17% due 07/19/2016.........  13,900,000  13,897,915
               0.17% due 07/22/2016.........   8,100,000   8,098,299
               0.17% due 07/27/2016.........  29,500,000  29,493,782
               0.25% due 08/01/2016.........  19,000,000  18,994,764
               0.25% due 08/03/2016.........  14,500,000  14,495,640
               0.25% due 08/30/2016.........  10,000,000   9,990,833
               0.28% due 09/02/2016.........  16,000,000  15,987,120
               0.28% due 09/07/2016.........  15,400,000  15,385,165
               0.37% due 10/03/2016.........  14,000,000  13,985,378
              Federal Home Loan Bank FRS
               0.43% due 08/26/2016.........  16,000,000  16,000,000
               0.44% due 10/07/2016.........   1,300,000   1,300,128
               0.45% due 10/26/2016.........  16,000,000  15,999,783
               0.45% due 11/03/2016.........  14,550,000  14,550,000
               0.46% due 11/16/2016.........  13,800,000  13,800,000
               0.46% due 11/25/2016.........  13,800,000  13,800,000
               0.47% due 09/16/2016.........   5,000,000   4,999,940
               0.48% due 01/27/2017.........  14,000,000  14,000,099
               0.50% due 02/27/2017.........  16,000,000  15,999,441
               0.54% due 04/25/2017.........  14,850,000  14,851,348
              Federal Home Loan Mtg. Corp.
               0.25% due 08/04/2016.........  10,000,000   9,995,656
               0.28% due 09/20/2016.........  15,300,000  15,283,132

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
         Federal Home Loan Mtg. Corp. FRS
          0.48% due 01/13/2017............... $ 9,300,000  $  9,297,442
         Federal National Mtg. Assoc.
          0.17% due 07/19/2016...............  13,000,000    12,997,400
          0.48% due 08/26/2016...............   2,890,000     2,891,281
         Federal National Mtg. Assoc. FRS
          0.33% due 07/25/2016...............   3,200,000     3,200,001
          0.40% due 08/15/2016...............   7,200,000     7,200,000
          0.40% due 08/16/2016...............   6,050,000     6,050,000
          0.41% due 08/12/2016...............  10,700,000    10,700,113
                                                           ------------
       TOTAL U.S. GOVERNMENT AGENCIES
         (amortized cost $584,177,421).......               584,177,421
                                                           ------------
       U.S. GOVERNMENT TREASURIES -- 15.6%
         United States Treasury Bills
          0.06% due 07/07/2016...............   8,000,000     7,999,675
          0.13% due 07/14/2016...............  52,000,000    51,996,589
          0.18% due 07/28/2016...............  35,000,000    34,993,175
         United States Treasury Notes
          0.35% due 09/30/2016...............  16,000,000    16,097,649
                                                           ------------
       TOTAL U.S. GOVERNMENT TREASURIES
         (amortized cost $111,087,088).......               111,087,088
                                                           ------------
       TOTAL SHORT-TERM INVESTMENT SECURITIES -- 97.7%
         (amortized cost $695,264,509).......               695,264,509
                                                           ------------
       REPURCHASE AGREEMENTS -- 6.3%
         State Street Bank and Trust Co.
          Joint Repurchase Agreement
          (cost $44,434,000)(1)..............  44,434,000    44,434,000
                                                           ------------
       TOTAL INVESTMENTS --
         (amortized cost $739,698,509)(2)....       104.0%  739,698,509
       LIABILITIES IN EXCESS OF OTHER ASSETS.        (4.0)  (28,176,035)
                                              -----------  ------------
       NET ASSETS............................       100.0% $711,522,474
                                              ===========  ============

--------
+  See Note 1
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At June 30, 2016, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Securities
The rates shown on FRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investment at Value*
Short-Term Investment Securities.          $--            $695,264,509             $--           $695,264,509
Repurchase Agreements............           --              44,434,000              --             44,434,000
                                           ---            ------------             ---           ------------
TOTAL INVESTMENTS AT VALUE.......          $--            $739,698,509             $--           $739,698,509
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Government Money Market Fund (the "Fund"). Effective April 29, 2016, the Fund, formerly the SunAmerica Money Market Fund, converted from a prime money market fund to a government money market fund and changed its name accordingly to the SunAmerica Government Money Market Fund. The Fund is advised by SunAmerica Asset Management, LLC ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2016, is reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2016, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2016, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                                      PERCENTAGE  PRINCIPAL
                                                      OWNERSHIP    AMOUNT
   -                                                  ---------- -----------
   Government Money Market Fund......................   17.60%   $44,434,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated June 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $252,517,000, a repurchase price of $252,517,070, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

                                 INTEREST MATURITY   PRINCIPAL
  TYPE OF COLLATERAL               RATE     DATE      AMOUNT        VALUE
  ------------------             -------- --------- ------------ ------------
  U.S. Treasury Notes...........   2.13%  8/15/2021 $195,355,000 $207,223,207
  U.S. Treasury Notes...........   2.25   7/31/2021   47,135,000   50,344,139

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014 or expected to be taken in the Fund's 2015 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2016, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $9,349 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the six months ended June 30, 2016, SunAmerica voluntarily waived fees and/or reimbursed expenses of $1,621,788 and $22,372 for Class A and Class I, respectively.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the six months ended June 30, 2016, ACS voluntarily waived $579,082 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the six months ended June 30, 2016, the proceeds received from redemptions are as follows:

             Class A........................................... $51

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2016, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                                PAYABLE AT
                                                      EXPENSES JUNE 30, 2016
                                                      -------- -------------
   Class A........................................... $849,321   $127,838
   Class I...........................................   13,768      2,089

   As of result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund of $0 and $1,136,168 for the periods ended June 30, 2016 and December 31, 2015, respectively.

Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

                DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
       -----------------------------------------    -------------------------------------
         FOR THE YEAR ENDED DECEMBER 31, 2015       FOR THE YEAR ENDED DECEMBER 31, 2015
       -----------------------------------------    -------------------------------------
                 LONG-TERM GAINS/    UNREALIZED                         LONG-TERM
       ORDINARY  CAPITAL AND OTHER  APPRECIATION    ORDINARY            CAPITAL
       INCOME         LOSSES        (DEPRECIATION)  INCOME               GAINS
       --------  -----------------  --------------  --------            ---------
        $ --           $ --             $ --        $72,785               $ --

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   During the year ended December 31, 2015, the Fund utilized $1,143,793 of capital loss carryforwards to offset current year capital gains.+
   -----
   + On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

                                    CLASS A                     CLASS I
                         ----------------------------  -------------------------
                            FOR THE                      FOR THE
                          SIX MONTHS       FOR THE     SIX MONTHS     FOR THE
                             ENDED           YEAR         ENDED         YEAR
                           JUNE 30,         ENDED       JUNE 30,       ENDED
                             2016        DECEMBER 31,     2016      DECEMBER 31,
                          (UNAUDITED)        2015      (UNAUDITED)      2015
                         -------------  -------------  -----------  ------------
Shares sold............. $ 124,620,398  $ 574,424,150  $ 5,127,749  $ 12,456,914
Reinvested dividends....        37,090         68,295          620         1,401
Shares redeemed.........  (232,442,963)  (488,545,609)  (7,083,168)  (14,511,882)
                         -------------  -------------  -----------  ------------
Net increase (decrease). $(107,785,475) $  85,946,836  $(1,954,799) $ (2,053,567)
                         =============  =============  ===========  ============

Note 6. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2016, the Fund did not participate in this program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2016 -- (UNAUDITED)

The Board of Directors (the "Board," the members of which are referred to as "Directors") of SunAmerica Money Market Funds, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or its separate series or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the SunAmerica Government Money Market Fund (the "Fund"), and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2017 at an in-person meeting held on June 7-8, 2016 (the "Meeting"). The Fund is the only current series of the Corporation.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale;
(e) information about SunAmerica's general compliance policies and procedures;
(f) information about SunAmerica's risk management processes; (g) information about brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Corporation without compensation. The Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2016 -- (UNAUDITED) (CONTINUED)

and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2016, SunAmerica managed, advised and/or administered approximately $79.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

INVESTMENT PERFORMANCE

The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2016. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was equal to the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund's underperformed its Broadridge Index for the one-, three- and five-year periods. The Board further considered the narrow range of returns among the funds in the Peer Group and Peer Universe. The Board then noted management's discussion of the Fund's performance, including the impact of the Fund's conversion to a government money market fund due to lower yields on government securities generally compared to non-governmental securities.

The Board further noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time and recent regulatory reforms have affected money market funds' performance. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

CONSIDERATION OF THE MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and/or expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class I shares of the Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board further considered that, unlike the funds in the Peer Group and Peer

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2016 -- (UNAUDITED) (CONTINUED)

Universe, the full amount of the fee waivers and/or reimbursements being made by SunAmerica with respect to the Fund are not applied against the actual management fees cited the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board noted that the mutual funds identified as similar to the Fund are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, as well as the voluntary fee waivers being made by SunAmerica to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board also concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2016 -- (UNAUDITED) (CONTINUED)

that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Fund at certain levels. The Board observed that this expense cap benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

OTHER FACTORS

In consideration of the Advisory Agreement, the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage; however, the Board noted that the securities in which the Fund invests are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Fund generally does not incur brokerage commissions. Accordingly, the Board observed that SunAmerica typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION

After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Fund for a one-year period ending June 30, 2017. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck          CUSTODIAN                  holdings with the U.S.
 William J. Shea            State Street Bank and     Securities and Exchange
OFFICERS                      Trust Company           Commission for its first
 John T. Genoy, President   One Lincoln St.           and third fiscal quarters
   and Chief Executive      Boston, MA 02111          on Form N-Q. The Fund's
   Officer                 VOTING PROXIES ON FUND     Forms N-Q are available
 Gregory R. Kingston,      PORTFOLIO SECURITIES       on the U.S. Securities
   Treasurer               A description of the       and Exchange Commission's
 James Nichols, Vice       policies and procedures    website at
   President               that the Funds use to      http://www.sec.gov. You
 Matthew Hackenthal,       determine how to vote      can also review and
   Acting Chief            proxies relating to        obtain copies of the
   Compliance Officer      securities held in the     Forms N-Q at the U.S.
 Gregory N. Bressler,      Funds' portfolios which    Securities and Exchange
   Secretary               is available in the        Commission's Public
 Kathleen Fuentes, Chief   Funds' Statement of        Reference Room in
   Legal Officer and       Additional Information     Washington, DC
   Assistant Secretary     may be obtained without    (information on the
 Donna McManus, Vice       charge upon request, by    operation of the Public
   President and           calling (800) 858-8850.    Reference Room may be
   Assistant Treasurer     This information is also   obtained by calling
 Shawn Parry, Vice         available from the EDGAR   1-800-SEC-0330).
   President and           database on the U.S.       PROXY VOTING RECORD ON
   Assistant Treasurer     Securities and Exchange    FUND PORTFOLIO SECURITIES
 Matthew J. Hackethal,     Commission's website at    Information regarding how
   Anti-Money Laundering   http://www.sec.gov.        the Funds voted proxies
   Compliance Officer      DELIVERY OF SHAREHOLDER    relating to securities
INVESTMENT ADVISER         DOCUMENTS                  held in the Fund's
 SunAmerica Asset          The Funds have adopted a   portfolio during the most
   Management, LLC         policy that allows them    recent twelve month
 Harborside Financial      to send only one copy of   period ended June 30 is
   Center                  a Fund's prospectus,       available, once filed
 3200 Plaza 5              proxy material, annual     with the U.S. Securities
 Jersey City, NJ           report and semi-annual     and Exchange Commission,
   07311-4992              report (the "shareholder   without charge, upon
DISTRIBUTOR                documents") to             request, by calling (800)
 AIG Capital Services,     shareholders with          858-8850 or on the U.S.
   Inc.                    multiple accounts          Securities and Exchange
 Harborside Financial      residing at the same       Commission's website at
   Center                  "household." This          http://www.sec.gov.
 3200 Plaza 5              practice is called         This report is submitted
 Jersey City, NJ           householding and reduces   solely for the general
   07311-4992              Fund expenses, which       information of
SHAREHOLDER SERVICING      benefits you and other     shareholders of the Fund.
AGENT                      shareholders. Unless the   Distribution of this
 SunAmerica Fund           Funds receive              report to persons other
   Services, Inc.          instructions to the        than shareholders of the
 Harborside Financial      contrary, you will only    Fund is authorized only
   Center                  receive one copy of the    in connection with a
 3200 Plaza 5              shareholder documents.     currently effective
 Jersey City, NJ           The Funds will continue    prospectus, setting forth
   07311-4992              to household the           details of the Fund,
                           shareholder documents      which must precede or
                           indefinitely, until we     accompany this report.
                           are instructed otherwise.  The accompanying report
                           If you do not wish to      has not been audited by
                           participate in             independent accountants
                           householding, please       and accordingly no
                           contact Shareholder        opinion has been
                           Services at                expressed thereon.
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMSAN - 6/16

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics.

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 7, 2016

By:  /s/ Gregory R. Kingston
     ------------------------------
     Gregory R. Kingston
     Treasurer

Date: September 7, 2016